Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment gross	$ 542,301	$ 95,228
Accumulated depreciation	(18,053)	(4,906)
Property plant and equipment net	524,248	90,322
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment gross	447,429
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment gross	$ 94,872	$ 95,228